Equity Incentive Plan - Non-vested shares (Table) (Details)	6 Months Ended
Jun. 30, 2017 $ / shares shares
Number of non-vested shares
Number of non vested shares
Balance December 31, 2016	0
Granted	0
Vested	0
Balance June 30, 2017	0
Number of non-vested shares | Before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of non vested shares
Balance December 31, 2016	225
Weighted average grant date fair value per non-vested shares
Weighted average grant date fair value per non vested shares
Balance December 31, 2016 | $ / shares	$ 51,187,908.8
Granted | $ / shares	0
Vested | $ / shares	0
Balance June 30, 2017 | $ / shares	$ 51,187,908.8